Business Combination (Details) - Schedule of business combination proceeds - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Sep. 08, 2020
Schedule of business combination proceeds [Abstract]
Cash – INSU’s trust and cash (net of redemptions)	$ 229,925
Cash – PIPE	170,000
Less transaction costs and advisory fees paid	31,456	$ 14,200
Less cash payments to Metromile Operating Company stockholders	32,000
Net Business Combination and PIPE financing	336,469
Less non-cash net liabilities assumed from INSU	45,516
Net contributions from Business Combination and PIPE Financing	$ 290,953